Borrowings (Details 4)	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)
Balance at the beginning of the year	$ 161,112,000,000		$ 219,648,000,000
Borrowings		$ 80,829,000,000	16,011,000,000
Payment of borrowings	(112,982,000,000)		(25,512,000,000)
Payment of short term loans, net	(1,442,000,000)		(2,154,000,000)
Interests paid	(13,331,000,000)		(17,686,000,000)
Accrued interests	7,477,000,000		16,647,000,000
Cumulative translation adjustment and exchange differences, net	72,773,000,000		48,842,000,000
Inflation adjustment	(86,117,000,000)		(91,978,000,000)
Reclassifications and other movements	(378)			$ (2,706)
Balance at the end of the year	$ 107,941,000,000		$ 161,112,000,000